Shareholders' Equity - Schedule of Recognized Stock-based Compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Stock-based compensation expense	$ 400	$ 249
Employees and Directors [Member] | Cost of Revenues
Stock-based compensation expense	73	40
Employees and Directors [Member] | Marketing and Selling [Member]
Stock-based compensation expense	94	2
Employees and Directors [Member] | General and Administrative [Member]
Stock-based compensation expense	$ 233	$ 207